Supplemental Information - Summary of Certain Balance Sheet Amounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Condensed Balance Sheet Statements Captions [Line Items]
Total land, buildings, and equipment	$ 10,393	$ 29,459
Less accumulated depreciation and amortization	(5,877)	(7,728)
Total	4,516	21,731
Cash and cash equivalents	3,427	13,823
Restricted cash	99	499
Non-current restricted cash	0	99
Total	3,526	14,421
Common Warrants Financing Cost	396	0
Prepaid expenses and other current assets	210	859
Total	606	859
Operating lease obligations – current	$ 367	$ 0
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Liabilities, Current	Liabilities, Current
Other current liabilities	$ 112	$ 191
Total	479	191
Land Under Capital Lease [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Total land, buildings, and equipment	0	5,690
Buildings [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Total land, buildings, and equipment	900	804
Buildings Under Capital Lease [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Total land, buildings, and equipment	0	3,812
Leasehold Improvements [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Total land, buildings, and equipment	364	215
Leasehold Improvements Under Capital Lease [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Total land, buildings, and equipment	0	10,023
Office Furniture and Equipment [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Total land, buildings, and equipment	7,803	5,409
Office Furniture and Equipment Under Capital Lease [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Total land, buildings, and equipment	414	1,788
Computer Equipment and Software [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Total land, buildings, and equipment	912	831
Construction in Progress [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Total land, buildings, and equipment	0	849
Vehicles [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Total land, buildings, and equipment	$ 0	$ 38